UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08927

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2009 to March 31, 2009

Item 1:   Schedule of Investments

Credit Suisse Global High Yield Fund

Schedule of Investments

March 31, 2009 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (76.0%)
Aerospace & Defense (1.4%)
$100	BE Aerospace, Inc., Senior Unsecured Notes (Callable 07/01/13 @ $104.25)	(BB+, Ba3)	07/01/18	8.500	$83,625
325	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/11 @ $104.25)	(B-, Caa1)	04/01/15	8.500	84,500
100	Hawker Beechcraft Acquisition Co., Global Company Guaranteed Notes (Callable 04/01/12 @ $104.88)	(B-, Caa2)	04/01/17	9.750	17,500
95	Hexcel Corp., Global Senior Subordinated Notes (Callable 02/01/10 @ $103.38)	(B+, B1)	02/01/15	6.750	80,750
125	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	116,562
					382,937
Agriculture (0.3%)
75	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/09 @ $100.00)‡	(B-, B3)	11/01/10	11.000	67,125

Auto Loans (2.0%)
200	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	06/15/10	7.875	165,324
310	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(CCC+, Caa1)	10/01/13	7.000	207,465
250	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(CCC+, Caa1)	12/15/16	8.000	164,514
					537,303
Auto Parts & Equipment (1.4%)
150	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/09 @ $102.25)	(B+, B1)	12/01/11	9.000	141,000
75	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(CCC-, Caa2)	03/01/17	7.875	16,125
90	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(CCC, Caa2)	12/01/13	8.500	20,700
110	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	71,500
75	Tenneco, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $104.31)	(CCC, Caa2)	11/15/14	8.625	14,250
150	The Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 07/01/10 @ $104.50)	(B+, B1)	07/01/15	9.000	116,250
10	Visteon Corp., Global Senior Unsecured Notes	(CCC-, C)	08/01/10	8.250	550
24	Visteon Corp., Rule 144A, Senior Unsecured Notes (Callable 12/31/13 @ $105.00)‡	(CCC-, Ca)	12/31/16	12.250	1,320
					381,695
Automotive (0.6%)
200	Ford Motor Co., Global Senior Unsecured Notes	(C, Ca)	07/16/31	7.450	64,500
100	General Motors Corp., Global Senior Unsecured Notes	(C, C)	01/15/11	7.200	16,500
200	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/13	7.125	29,500
350	General Motors Corp., Senior Unsecured Notes	(C, C)	07/15/33	8.375	43,750
					154,250
Banks (1.9%)
300	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	03/02/11	7.250	222,219
189	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	04/01/11	6.000	134,349
13	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	12/31/13	7.500	6,254
211	GMAC LLC, Rule 144A, Company Guaranteed Notes‡	(CCC, C)	12/01/14	6.750	122,745
15	GMAC LLC, Rule 144A, Subordinated Notes‡	(CC, C)	12/31/18	8.000	4,359
					489,926
Beverages (0.5%)
125	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	119,375

Brokerage (0.1%)
75	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)	(B, B2)	12/01/15	7.875	27,938

Building & Construction (0.5%)
52	Ashton Woods Finance Co., Rule 144A, Senior Subordinated Notes (Callable 02/24/14 @ $105.50)‡+	(NR, NR)	06/30/15	0.000	16,900

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$100	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/09 @ $101.40)	(CCC, Caa2)	04/15/12	8.375	$29,500
25	D.R. Horton, Inc., Company Guaranteed Notes	(BB-, Ba3)	05/01/13	6.875	21,125
100	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(CC, C)	01/15/16	6.250	27,500
75	Standard Pacific Corp., Global Company Guaranteed Notes	(CCC-, Caa1)	08/15/15	7.000	36,375
75	William Lyon Homes, Inc., Global Company Guaranteed (Callable 12/15/09 @ $101.91)	(CCC-, Caa3)	12/15/12	7.625	13,125
					144,525
Building Materials (1.1%)
75	Anixter, Inc. Company Guaranteed Notes	(BB+, Ba2)	03/15/14	10.000	69,937
100	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+, B3)	08/01/14	7.750	69,250
100	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/09 @ $102.47)	(B+, B3)	10/01/12	9.875	57,500
75	Norcraft Finance Corp., Global Company Guaranteed Notes (Callable 11/01/09 @ $100.00)	(B+, B1)	11/01/11	9.000	64,125
75	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC, Caa1)	09/01/14	8.500	7,875
50	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(D, Caa2)	02/15/12	9.000	12,625
50	Ply Gem Industries, Inc., Global Senior Secured Notes (Callable 04/01/11 @ $105.88)	(B-, B2)	06/15/13	11.750	22,500
					303,812
Chemicals (2.1%)
175	Chemtura Corp., Company Guaranteed Notesø	(D, B3)	06/01/16	6.875	79,625
100	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B2)	11/15/14	0.000	82,000
150	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(CCC, Caa2)	12/01/14	9.750	45,000
110	Momentive Performance Materials, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75)	(CC, Caa3)	12/01/16	11.500	21,175
50	Nalco Co., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.00)	(B, B3)	11/15/13	9.000	59,083
100	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/10 @ $103.00)	(B, B3)	02/01/14	9.000	90,500
100	PolyOne Corp., Senior Unsecured Notes	(B-, B1)	05/01/12	8.875	44,000
100	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50)‡	(B-, B3)	08/15/14	9.000	42,500
100	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB, B1)	02/01/17	7.000	92,500
					556,383
Computer Hardware (0.3%)
75	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	46,312
50	Affiliated Computer Services, Inc., Senior Unsecured Notes	(BB, Ba2)	06/01/15	5.200	41,375
					87,687
Consumer Products (1.2%)
125	AAC Group Holding Corp., Rule 144A, Senior Unsecured Notes (Callable 10/01/09 @ $102.56)‡	(CCC-, Caa3)	10/01/12	10.250	71,250
150	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	98,250
75	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B, B3)	05/01/17	7.500	60,750
100	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $102.31)	(B-, B3)	04/15/12	9.250	96,000
					326,250
Diversified Capital Goods (1.8%)
75	Actuant Corp., Global Company Guaranteed Notes (Callable 06/15/12 @ $103.44)	(BB-, Ba2)	06/15/17	6.875	63,937

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods
$125	Esco Corp., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	$95,625
100	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B-, B3)	08/01/14	9.500	81,500
75	Sensus Metering Systems, Inc., Global Senior Subordinated Notes (Callable 12/15/09 @ $102.87)	(B-, B3)	12/15/13	8.625	63,188
50	SPX Corp., Global Senior Unsecured Notes	(BB, Ba2)	12/15/14	7.625	48,250
100	Titan International, Inc., Global Company Guaranteed Notes	(B-, Caa1)	01/15/12	8.000	78,500
102	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.65)	(B-, Caa1)	06/15/12	9.875	50,490
					481,490
Electric - Generation (6.8%)
125	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	06/01/15	7.500	85,937
200	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B, B2)	05/01/16	8.375	136,500
25	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/17	7.000	18,375
350	Edison Mission Energy, Global Senior Unsecured Notes	(BB-, B1)	05/15/19	7.200	245,000
300	Mirant Americas Generation LLC, Senior Unsecured Notes	(B-, B3)	10/01/21	8.500	223,500
175	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	163,187
75	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	70,688
50	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	46,625
75	Reliant Energy, Inc., Senior Unsecured Notes	(B+, B1)	06/15/14	7.625	61,125
175	Texas Competitive Electric Holdings Co. LLC, Series B, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	88,375
675	Texas Competitive Electric Holdings Co., LLC, Series A, Global Company Guaranteed Notes (Callable 11/01/11 @ $105.13)	(CCC, Caa1)	11/01/15	10.250	340,875
150	The AES Corp., Global Senior Unsecured Notes	(BB-, B1)	10/15/17	8.000	129,375
25	The AES Corp., Rule 144A, Senior Unsecured Notes‡	(BB-, B1)	04/15/16	9.750	23,625
175	The AES Corp., Senior Unsecured Notes	(BB-, B1)	03/01/14	7.750	157,500
					1,790,687
Electric - Integrated (0.3%)
75	CMS Energy Corp., Senior Unsecured Notes	(BB, Ba1)	07/17/17	6.550	66,188

Electronics (1.3%)
150	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/09 @ $102.58)	(B+, B2)	05/15/13	7.750	121,312
21	Ampex Corp., Rule 144A, Secured Notes^‡	(NR, NR)	09/30/09	12.000	16,731
225	Freescale Semiconductor, Inc., Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(CCC, Caa2)	12/15/14	8.875	48,375
40	Jabil Circuit, Inc., Global Senior Unsecured Notes	(BB+, Ba1)	03/15/18	8.250	30,000
125	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/10 @ $101.69)	(CCC, B3)	03/01/13	6.750	49,375
25	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(CCC, B3)	03/01/16	8.125	8,875
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/10 @ $100.00)	(B+, Caa1)	01/15/11	10.500	65,000
					339,668
Energy - Exploration & Production (5.2%)
150	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B, B3)	11/01/16	8.250	83,250
75	Chesapeake Energy Corp., Company Guaranteed Notes	(BB, Ba3)	12/15/18	7.250	61,969
325	Chesapeake Energy Corp., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.29)	(BB, Ba3)	01/15/16	6.875	274,625
75	Denbury Resources, Inc., Company Guaranteed Notes (Callable 03/01/13 @ $104.88)	(BB, B1)	03/01/16	9.750	72,750
125	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	92,969
100	Forest Oil Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $101.29)	(BB-, B1)	05/01/14	7.750	89,250
50	Forest Oil Corp., Rule 144A, Company Guaranteed Notes (Callable 06/15/12 @ $103.63)‡	(BB-, B1)	06/15/19	7.250	39,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$125	Hilcorp Energy I, Rule 144A, Senior Unsecured Notes (Callable 06/01/11 @ $104.50)‡	(BB-, B3)	06/01/16	9.000	$93,125
75	Mariner Energy, Inc., Company Guaranteed Notes (Callable 05/15/12 @ $104.00)	(B+, B3)	05/15/17	8.000	49,875
100	Newfield Exploration Co., Global Senior Subordinated Notes (Callable 05/15/13 @ $103.56)	(BB-, Ba3)	05/15/18	7.125	89,000
175	PetroHawk Energy Corp., Rule 144A, Company Guaranteed Notes (Callable 06/01/12 @ $103.94)‡	(B, B3)	06/01/15	7.875	154,875
50	Pioneer Natural Resources Co., Senior Unsecured Notes	(BB+, Ba1)	03/15/17	6.650	38,179
75	Plains Exploration & Production Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB, B1)	06/15/15	7.750	64,875
100	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)	(BB, Ba3)	03/15/15	6.375	89,250
100	Stone Energy Corp., Global Senior Unsecured Notes (Callable 12/15/09 @ $103.38)	(B, Caa1)	12/15/14	6.750	40,000
75	Swift Energy Co., Senior Unsecured Notes (Callable 07/15/09 @ $101.91)	(B+, B1)	07/15/11	7.625	57,375
					1,391,117
Environmental (1.3%)
225	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BBB, Baa3)	03/15/15	7.250	212,875
175	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B-, Caa1)	04/15/14	9.500	132,563
					345,438
Food & Drug Retailers (1.0%)
175	Duane Reade, Inc., Global Company Guaranteed Notes (Callable 08/01/09 @ $102.44)	(CCC-, Caa3)	08/01/11	9.750	100,625
100	New Albertsons, Inc., Senior Unsecured Notes	(B+, Ba3)	05/01/13	7.250	97,500
25	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+, B2)	04/15/15	7.750	24,125
50	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/09 @ $102.03)	(B+, B2)	06/15/12	8.125	49,500
					271,750
Food - Wholesale (0.4%)
25	Dole Food Co., Inc., Global Company Guaranteed Notes	(B-, Caa2)	03/15/11	8.875	21,437
125	Smithfield Foods, Inc., Senior Unsecured Notes	(B, B3)	07/01/17	7.750	78,125
					99,562
Forestry & Paper (2.0%)
90	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	37,350
125	Cellu Tissue Holdings, Inc., Global Secured Notes	(B, B2)	03/15/10	9.750	110,625
175	Georgia-Pacific Corp., Debentures	(B+, B2)	06/15/15	7.700	159,250
75	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(BB-, Ba3)	01/15/17	7.125	69,750
100	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $103.17)	(B-, B3)	08/15/13	9.500	72,000
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B-, B2)	05/01/12	10.000	26,437
75	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(CCC+, B3)	05/01/13	12.000	16,125
75	Smurfit-Stone Container Enterprises, Inc., Global Senior Unsecured Notes (Callable 07/01/09 @ $101.40)ø	(D, NR)	07/01/12	8.375	9,844
100	Verso Paper Holdings LLC, Series B, Global Senior Secured Notes (Callable 08/01/10 @ $104.56)	(B+, B2)	08/01/14	9.125	38,000
					539,381
Gaming (1.7%)
75	Buffalo Thunder Development Authority, Rule 144A, Senior Secured Notes (Callable 12/15/10 @ $104.69)‡	(NR, Caa3)	12/15/14	9.375	4,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$25	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(C, Ca)	03/15/10	7.875	$10,125
100	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(C, Ca)	05/15/11	8.125	33,000
100	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC, Caa3)	08/01/13	8.000	41,500
23	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(B, B1)	11/15/19	7.250	6,670
50	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50)‡	(B, B3)	05/01/15	13.875	30,750
60	Fontainebleau Las Vegas Capital Corp., Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CC, Ca)	06/15/15	11.000	2,100
20	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/01/09 @ $102.03)ø	(D, NR)	06/01/12	8.125	125
100	Inn of the Mountain Gods Resort & Casino, Global Company Guaranteed Notes (Callable 11/15/09 @ $100.00)	(CCC, Ca)	11/15/10	12.000	11,000
100	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	59,750
50	Majestic Star Casino Capital Corp., Senior Secured Notes (Callable 10/15/09 @ $100.00)ø	(D, Caa3)	10/15/10	9.500	13,500
125	Mashantucket Western Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25)‡	(B+, B2)	11/15/15	8.500	21,875
175	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	06/01/16	7.500	62,125
100	MGM Mirage, Inc., Company Guaranteed Notes	(CCC, Caa2)	01/15/17	7.625	36,000
25	MGM Mirage, Inc., Global Company Guaranteed Notes	(CCC, Caa2)	04/01/13	6.750	8,875
50	Peermont Global Proprietary, Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81)‡	(B, B3)	04/30/14	7.750	36,512
60	Tropicana Finance Corp., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81)ø	(NR, NR)	12/15/14	9.625	450
100	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56)‡	(B+, B1)	09/15/14	9.125	61,500
					440,732
Gas Distribution (3.9%)
125	AmeriGas Partners LP, Senior Unsecured Notes (Callable 05/20/11 @ $103.56)	(NR, Ba3)	05/20/16	7.125	118,125
275	El Paso Corp., Senior Unsecured Notes	(BB-, Ba3)	06/01/18	7.250	235,125
300	El Paso Performance-Linked Trust, Rule 144A, Senior Unsecured Notes‡	(BB, Ba3)	07/15/11	7.750	289,070
150	Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+, B1)	03/01/16	8.250	143,250
75	MarkWest Energy Finance Corp., Series B, Global Senior Notes (Callable 04/15/13 @ $104.38)	(B+, B2)	04/15/18	8.750	52,687
125	Targa Resources Partners LP, Rule 144A, Senior Notes (Callable 07/01/12 @ $104.13)‡	(B, B2)	07/01/16	8.250	91,250
125	The Williams Cos., Inc., Series A, Global Senior Unsecured Notes	(BB+, Baa3)	01/15/31	7.500	98,981
					1,028,488
Health Services (6.7%)
125	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94)‡	(B, Caa1)	11/01/15	9.875	99,688
125	Biomet, Inc., Global Company Guaranteed Notes (Callable 10/15/12 @ $105.81)	(B-, Caa1)	10/15/17	11.625	110,937
150	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B, B3)	07/15/15	8.875	142,500
75	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)	(B, B2)	03/15/15	7.250	72,469
325	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB-, B2)	11/15/16	9.250	296,562
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	10/01/12	6.300	42,000
325	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	245,375
100	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	98,500
75	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB+, Ba3)	01/15/16	7.000	67,500
75	Service Corp. International, Global Senior Unsecured Notes	(BB-, B1)	10/01/18	7.625	64,875
100	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.56)	(BB-, Ba3)	02/15/13	6.250	84,500
300	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B, Caa1)	07/01/14	9.875	235,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Health Services
$50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/09 @ $102.00)#	(B+, B3)	06/01/15	5.943	$36,500
50	Universal Hospital Services, Inc., Global Senior Secured Notes (Callable 06/01/11 @ $104.25)	(B+, B3)	06/01/15	8.500	44,750
75	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	66,563
100	VWR Funding, Inc., Series B, Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B-, Caa1)	07/15/15	10.250	68,500
					1,776,719
Hotels (0.7%)
250	Host Hotels & Resorts LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB+, Ba1)	06/01/16	6.750	183,750

lnvestments & Misc. Financial Services (0.1%)
75	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25)‡	(CCC+, Caa1)	11/15/15	10.500	21,375

Leisure (0.2%)
51	Six Flags Operations, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/13 @ $106.12)‡	(CCC-, Ca)	07/15/16	12.250	27,795
150	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CC, C)	06/01/14	9.625	14,250
					42,045
Machinery (0.7%)
100	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	79,750
50	Case New Holland, Inc., Global Company Guaranteed Notes (Callable 03/01/10 @ $103.56)	(BBB-, Ba3)	03/01/14	7.125	37,000
100	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+, Ba3)	11/15/17	8.000	81,500
					198,250
Media - Broadcast (0.9%)
75	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 12/15/09 @ $101.29)	(B-, Caa1)	12/15/12	7.750	28,125
80	Barrington Broadcasting Capital Corp., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC-, Caa3)	08/15/14	10.500	15,800
50	Clear Channel Communications, Inc., Senior Unsecured Notes	(CCC, Ca)	09/15/14	5.500	7,750
100	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B, B2)	09/15/14	8.625	85,500
100	Rainbow National Services LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/09 @ $102.19)‡	(BB, B1)	09/01/12	8.750	100,500
60	Univision Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/15/11 @ $104.88)‡	(CCC, Caa2)	03/15/15	9.750	6,300
100	Young Broadcasting, Inc., Global Company Guaranteed Notes (Callable 01/15/10 @ $102.92)ø	(D, NR)	01/15/14	8.750	11
					243,986
Media - Cable (4.9%)
200	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/10 @ $103.13)	(CCC+, Caa1)	01/15/14	9.375	159,000
250	CCH I Capital Corp., Global Senior Secured Notes (Callable 10/01/10 @ $105.50)ø	(D, Ca)	10/01/15	11.000	28,125
125	CCH II Capital Corp., Series B, Global Senior Unsecured Notes (Callable 09/15/09 @ $100.00)ø	(D, Caa2)	09/15/10	10.250	111,875
83	Charter Communications Holdings Capital, Senior Unsecured Notesø	(D, C)	04/01/11	9.920	934
100	Charter Communications Operating Capital, Rule 144A, Secured Notesø‡	(D, B3)	04/30/12	8.000	92,000
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, B1)	04/15/14	8.500	74,250
150	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes‡	(BB, B1)	02/15/19	8.625	145,125
75	CSC Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/15/12 @ $104.25)‡	(BB, B1)	06/15/15	8.500	73,687
75	DirecTV Financing Co., Global Company Guaranteed Notes (Callable 03/15/10 @ $101.40)	(BB, Ba3)	03/15/13	8.375	76,219

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$100	DirecTV Financing Co., Global Company Guaranteed Notes (callable 05/15/12 @ $103.81)	(BB, Ba3)	05/15/16	7.625	$98,500
25	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/13	7.000	23,313
175	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	157,062
50	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	05/31/15	7.750	46,250
50	Mediacom Broadband Corp., Global Senior Unsecured Notes (Callable 10/15/10 @ $104.25)	(B-, B3)	10/15/15	8.500	45,250
75	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	02/15/11	7.875	71,625
25	Mediacom Capital Corp., Global Senior Unsecured Notes	(B-, B3)	01/15/13	9.500	23,500
75	Videotron LTee, Rule 144A, Company Guaranteed (Callable 04/15/13 @ $104.56)‡	(BB-, Ba2)	04/15/18	9.125	76,594
					1,303,309
Media - Services (0.5%)
75	Lamar Media Corp., Series C, Global Company Guaranteed Notes (Callable 08/15/10 @ $103.31)	(B-, B2)	08/15/15	6.625	54,375
100	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B, B3)	04/15/14	7.375	69,250
					123,625
Metals & Mining - Excluding Steel (1.2%)
100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)ø	(D, NR)	12/15/14	9.000	570
25	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00)ø	(D, NR)	12/15/16	10.000	143
50	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB-, Ba2)	04/01/15	8.250	47,930
125	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB-, Ba2)	04/01/17	8.375	117,040
150	Noranda Aluminium Acquisition Corp., Global Company Guaranteed Notes (Callable 05/15/09 @ $101.00)#	(CCC, B3)	05/15/15	6.595	47,250
100	Peabody Energy Corp., Global Company Guaranteed Notes	(BB+, Ba1)	11/01/16	7.375	99,500
					312,433
Non-Food & Drug Retailers (1.2%)
75	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B-, Caa1)	03/15/17	7.625	35,625
100	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)	(CCC-, Caa3)	10/15/12	12.000	45,500
25	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00)	(CCC, Caa2)	11/01/14	10.000	11,906
75	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69)	(CCC, Caa3)	11/01/16	11.375	28,125
110	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B3)	12/15/13	10.625	107,250
125	The Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)	(B-, Caa3)	10/15/15	10.375	40,625
75	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(B-, B3)	02/15/15	8.500	41,625
					310,656
Oil Field Equipment & Services (1.3%)
100	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB, Ba2)	09/15/17	7.500	75,500
80	Hornbeck Offshore Services, Inc. Series B, Global Company Guaranteed Notes (Callable 12/01/09 @ $103.06)	(BB-, Ba3)	12/01/14	6.125	61,200
75	Key Energy Services, Inc., Global Company Guaranteed Notes (Callable 12/01/11 @ $104.19)	(BB, B1)	12/01/14	8.375	47,625
75	Parker Drilling Co., Global Company Guaranteed Notes (Callable 10/01/09 @ $103.21)	(B+, B2)	10/01/13	9.625	50,625
100	Pride International, Inc., Global Senior Unsecured Notes (Callable 07/15/09 @ $103.69)	(BBB-, Ba1)	07/15/14	7.375	99,000
					333,950

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Packaging (1.6%)
$100	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC, Caa2)	03/01/16	10.250	$42,000
65	Berry Plastics Holding Corp., Global Senior Secured Notes (Callable 09/15/10 @ $104.44)	(CCC+, Caa1)	09/15/14	8.875	36,725
50	Constar International, Inc., Company Guaranteed Notes (Callable 12/01/09 @ $101.83)ø	(D, NR)	12/01/12	11.000	1,250
70	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	70,700
25	Crown Cork & Seal Co., Inc., Debentures (Callable 04/15/09 @ $101.53)	(B, B2)	04/15/23	8.000	22,375
125	Graham Packaging Co., Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+, Caa1)	10/15/14	9.875	81,250
25	Owens Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 05/15/09 @ $102.75)	(BB, Ba3)	05/15/13	8.250	25,250
75	Owens-Illinois, Inc., Debentures	(B+, B2)	05/15/18	7.800	73,125
0	Pliant Corp., Global Senior Secured Notes (Callable 06/15/09 @ $100.00)(1)ø	(D, NR)	06/15/09	11.625	57
100	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/10 @ $102.83)	(CCC, Caa2)	02/15/14	8.500	73,500
					426,232
Printing & Publishing (0.6%)
160	Cengage Learning Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡	(CCC+, Caa2)	01/15/15	10.500	82,800
150	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)ø	(D, NR)	11/15/16	8.000	4,688
500	Premier Graphics, Inc., Company Guaranteed Notesø^	(NR, NR)	12/01/05	11.500	0
225	R.H. Donnelley, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/12 @ $105.88)‡	(CCC-, B3)	05/15/15	11.750	30,375
200	The Reader’s Digest Association, Inc., Global Company Guaranteed Notes (Callable 02/15/12 @ $104.50)	(CC, Ca)	02/15/17	9.000	12,500
85	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(CCC+, B3)	03/01/15	8.250	37,081
					167,444
Railroads (0.2%)
75	Kansas City Southern Railway, Company Guaranteed Notes (Callable 06/01/12 @ $104.00)	(B+, B2)	06/01/15	8.000	62,438

Software/Services (1.1%)
150	First Data Corp., Global Company Guaranteed Notes (Callable 09/30/11 @ $104.94)	(B-, B3)	09/24/15	9.875	88,500
25	Lender Processing Services, Inc., Global Company Guaranteed Notes (Callable 07/01/11 @ $106.09)	(BB+, Ba2)	07/01/16	8.125	24,937
150	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)	(B-, Caa1)	08/15/15	10.250	105,750
100	Unisys Corp., Senior Unsecured Notes	(B, Caa1)	10/15/12	8.000	25,625
75	Vangent, Inc., Global Company Guaranteed Notes (Callable 02/15/11 @ $104.81)	(B-, Caa1)	02/15/15	9.625	49,125
					293,937
Steel Producers/Products (0.9%)
125	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $101.29)	(BB-, Ba3)	06/15/12	7.750	98,750
100	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B, Caa2)	02/15/14	11.250	21,500
100	Ryerson, Inc., Series WI, Global Senior Secured Notes (Callable 11/01/11 @ $106.00)+	(B, Caa1)	11/01/15	12.250	57,250
100	Steel Dynamics, Inc., Rule 144A, Senior Notes (Callable 04/15/12 @ $103.88)‡	(BB+, Ba2)	04/15/16	7.750	69,000
					246,500
Support-Services (3.1%)
75	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B, B3)	02/01/15	8.500	69,375

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Support-Services
$100	Ashtead Capital, Inc., Rule 144A, Secured Notes (Callable 08/15/11 @ $104.50)‡	(B, B1)	08/15/16	9.000	$57,500
100	Dyncorp International LLC, Series B, Global Senior Subordinated Notes (Callable 02/15/10 @ $102.38)	(B, B2)	02/15/13	9.500	94,250
75	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B+, B1)	01/01/14	8.875	45,844
50	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/15/13 @ $104.00)	(B+, B2)	06/15/20	8.000	46,750
75	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/09 @ $102.21)	(B+, B2)	01/01/16	6.625	69,750
75	JohnsonDiversey Holdings, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/09 @ $101.60)	(B, B2)	05/15/12	9.625	68,250
50	JohnsonDiversey Holdings, Inc., Series B, Global Discount Notes (Callable 05/15/09 @ $101.78)	(CCC+, Caa1)	05/15/13	10.670	37,750
100	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B+, B2)	08/01/14	9.750	74,750
100	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B-, Caa1)	12/01/14	9.500	49,500
100	Sotheby’s, Rule 144A, Senior Notes‡	(BBB-, Ba3)	06/15/15	7.750	73,500
75	Ticketmaster Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/12 @ $105.38)‡	(BB-, Ba3)	07/28/16	10.750	51,375
105	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(B, B3)	09/01/14	9.875	42,000
50	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $100.00)	(BB-, B2)	02/15/12	6.500	40,250
					820,844
Telecom - Integrated/Services (6.0%)
125	Cincinnati Bell, Inc. Global Company Guaranteed Notes (Callable 02/15/10 @ $103.50)	(B+, Ba3)	02/15/15	7.000	115,625
200	Frontier Communications Corp., Global Senior Unsecured Notes	(BB, Ba2)	03/15/15	6.625	170,000
125	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B, B1)	04/15/14	9.500	112,500
325	Intelsat Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/09 @ $104.63)‡	(BB-, B3)	08/15/14	9.250	307,125
50	Intelsat Subsidiary Holding Co., Ltd., Rule 144A, Senior Unsecured Notes (Callable 01/15/10 @ $104.44)‡	(BB-, B3)	01/15/15	8.875	46,875
175	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $101.00)#	(CCC+, Caa1)	02/15/15	5.474	90,125
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+, Caa1)	03/15/13	12.250	56,625
125	Paetec Holding Corp., Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+, Caa1)	07/15/15	9.500	88,125
125	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/10 @ $102.50)	(B+, Ba3)	02/15/14	7.500	108,750
240	Qwest Corp., Global Senior Unsecured Notes	(BBB-, Ba1)	06/15/15	7.625	217,200
50	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $103.08)	(CCC+, B3)	02/15/14	9.250	48,500
25	Windstream Corp., Global Company Guaranteed Notes	(BB, Ba3)	08/01/13	8.125	24,750
200	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB, Ba3)	08/01/16	8.625	197,500
					1,583,700
Telecom - Wireless (3.4%)
75	Centennial Communications Corp., Global Company Guaranteed Notes (Callable 06/15/09 @ $103.38)	(B, B2)	06/15/13	10.125	78,000
100	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B-, B3)	11/01/14	9.375	95,750
50	Crown Castle International Corp., Senior Unsecured Notes (Callable 01/15/13 @ $105.62)	(B, B1)	01/15/15	9.000	50,375
145	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B, B3)	11/01/14	9.250	141,375
450	Nextel Communications, Inc., Series F, Company Guaranteed Notes (Callable 03/15/10 @ $101.49)	(BB, Ba2)	03/15/14	5.950	252,000

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Wireless
$410	Sprint Nextel Corp., Senior Unsecured Notes	(BB, Ba2)	12/01/16	6.000	$295,200
					912,700
Textiles & Apparel (0.6%)
100	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+, B2)	01/15/15	9.750	86,500
75	Phillips-Van Heusen Corp., Global Senior Unsecured Notes (Callable 05/01/09 @ $102.71)	(BB+, Ba3)	05/01/13	8.125	71,625
					158,125
Theaters & Entertainment (0.5%)
150	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/10 @ $102.67)	(CCC+, B2)	03/01/14	8.000	123,750

Transportation - Excluding Air/Rail (0.5%)
225	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+, B3)	12/15/14	9.500	129,375
TOTAL CORPORATE BONDS (Cost $29,146,024)					20,148,850

FOREIGN BONDS (6.5%)
Aerospace & Defense (0.4%)
150	Bombardier, Inc., Rule 144A, Senior Unsecured Notes (Canada)‡	(BB+, Ba2)	05/01/14	6.300	106,500

Chemicals (0.6%)
225	Cognis GmbH, Rule 144A, Senior Secured Notes (Germany)#‡	(B, B1)	09/15/13	3.320	150,750
225	Ineos Group Holdings PLC, Rule 144A, Secured Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡	(CC, Ca)	02/15/16	8.500	14,062
					164,812
Electronics (0.4%)
100	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B, B3)	12/01/15	11.875	77,500
150	NXP Funding LLC, Series EXCH, Global Senior Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(CCC+, C)	10/15/14	7.875	35,625
					113,125
Energy - Exploration & Production (0.1%)
75	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(B, B3)	12/15/14	8.250	33,938

Forestry & Paper (0.4%)
250	Abitibi-Consolidated Co. of Canada, Global Company Guaranteed Notes (Canada)	(D, C)	06/15/11	7.750	21,250
125	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B+, B2)	04/01/15	7.750	74,062
					95,312
Gaming (0.3%)
150	Codere Finance Luxembourg SA, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg)‡	(B+, B2)	06/15/15	8.250	75,679

Media - Cable (1.3%)
125	Unitymedia GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(B, B2)	02/15/15	10.125	156,005
150	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B-, B2)	04/15/14	9.750	193,502
					349,507
Media - Diversified (0.4%)
125	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B, B2)	03/15/16	7.750	95,625

Packaging (0.5%)
60	Gerresheimer Holdings GmbH, Rule 144A, Company Guaranteed Notes (Callable 02/15/10 @ 103.94) (Germany)‡	(BB, B1)	03/01/15	7.875	78,069

Par		Ratings†
(000)		(S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Packaging
$50	Impress Holdings BV, Rule 144A, Company Guaranteed Notes (Callable 09/15/09 @ $109.25) (Netherlands)‡	(B-, B3)	09/15/14	9.250	$44,478
					122,547
Pharmaceuticals (0.3%)
25	Elan Finance Corp., Global Company Guaranteed Notes (Callable 11/15/09 @ $101.94) (Ireland)	(B, B3)	11/15/11	7.750	21,125
75	Elan Finance Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	60,375
					81,500
Support-Services (0.1%)
150	Carlson Wagonlit BV, Rule 144A, Company Guaranteed Notes (Callable 11/01/09 @ $101.00) (Netherlands)#‡	(CCC+, Caa1)	05/01/15	7.851	30,869

Telecom - Integrated/Services (1.1%)
150	BCM Ireland Finance, Ltd., Series REGS, Senior Secured Notes (Callable 8/15//09 @ $100.00) (Ireland)#	(B-, B3)	08/15/16	6.959	64,725
175	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B-, B3)	12/15/14	10.750	107,625
100	Hellas Telecommunications II SCA, Rule 144A, Subordinated Notes (Callable 01/15/10 @ $100.00) (Luxembourg)#‡	(CCC, Caa3)	01/15/15	6.844	17,000
100	Nordic Telephone Co. Holdings ApS, Rule 144A, Senior Secured Notes (Callable 05/01/09 @ $100.00) (Denmark)#‡	(B+, B1)	05/01/16	7.601	106,216
					295,566
Telecommunications Equipment (0.1%)
125	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Callable 07/15/11 @ $105.38) (Canada)ø‡	(D, NR)	07/15/16	10.750	23,125

Textiles & Apparel (0.1%)
200	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)ø‡	(D, C)	11/15/12	9.875	41,159

Transportation - Excluding Air/Rail (0.4%)
150	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/09 @ $102.83) (Bermuda)	(B+, B1)	12/15/13	8.500	102,750
TOTAL FOREIGN BONDS (Cost $3,329,736)					1,732,014

Number of
Shares

COMMON STOCK (0.0%)
Automobile Parts & Equipment (0.0%)
588	Safelite Realty Corp.*^ (Cost $0)				5,557

PREFERRED STOCK (0.1%)
Banks (0.1%)
98	Preferred Blocker, Inc., Rule 144A (Callable 12/31/11 @ $1,000)*‡ (Cost $21,900)				19,517

WARRANT (0.0%)
Telecom - Wireless (0.0%)
500	iPCS, Inc., Rule 144A, strike price $5.50 expires 07/15/10*^‡ (Cost $0)				0

Par
(000)

SHORT-TERM INVESTMENT (12.1%)
$3,194	State Street Bank and Trust Co. Euro Time Deposit (Cost $3,194,000)		04/01/09	0.010	3,194,000

TOTAL INVESTMENTS AT VALUE (94.7%) (Cost $35,691,660)	$25,099,938

OTHER ASSETS IN EXCESS OF LIABILITIES (5.3%)	1,413,427

NET ASSETS (100.0%)	$26,513,365

Forward Foreign Currency to be Purchased (Local)		Forward Foreign Currency to be Sold (Local)		Expiration Date	Value on Settlement Date	Current Value	Unrealized Appreciation

Open Forward Foreign Currency Contracts with Unrealized Appreciation

GBP	30,000	USD	41,716	04/16/09	$41,716	$42,892	$1,176
USD	814,167	EUR	606,000	04/16/09	(814,167)	(803,565)	10,602
USD	223,220	GBP	150,000	04/16/09	(223,219)	(214,462)	8,757
Total							$20,535

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, these securities amounted to a value of $4,067,897 or 15.3% of net assets.

+	Step Bond — The interest rate is as of March 31, 2009 and will reset at a future date.
*	Non-income producing security.
^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Directors.
#	Variable rate obligations — The interest rate is the rate as of March 31, 2009.
ø	Bond is currently in default.
(1)	Par value of security held is less than 1,000.

Currency Abbreviations:

EUR = Euro Currency

GBP = British Pound

USD = United States Dollar

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$19,517	$20,535
Level 2 - Other Significant Observable Inputs	25,058,134	—
Level 3 - Significant Unobservable Inputs	22,287	—
Total	$25,099,938	$20,535

*Other financial instruments include futures, forwards and swap contracts.

Federal Income Tax Cost — At March 31, 2009, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $35,691,660, $55,744, $(10,647,466) and $(10,591,722), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                  Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                  Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE GLOBAL HIGH YIELD FUND, INC.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	May 15, 2009

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 15, 2009